Schedule of Investments (unaudited)	iShares® Transportation Average ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 25.8%
CH Robinson Worldwide Inc.	830,642	$71,069,729
Expeditors International of Washington Inc.(a)	830,096	74,310,194
FedEx Corp.	761,649	179,246,476
United Parcel Service Inc., Class B	492,129	76,279,995
		400,906,394
Airlines — 17.7%
Alaska Air Group Inc.	1,153,043	56,303,090
American Airlines Group Inc.(a)	1,846,907	31,711,393
Delta Air Lines Inc.	1,369,962	52,003,757
JetBlue Airways Corp.(a)(b)	2,100,096	30,115,377
Southwest Airlines Co.	1,221,336	53,665,504
United Airlines Holdings Inc.(a)(b)	1,307,240	52,276,528
		276,075,649
Marine — 5.6%
Kirby Corp.(a)(b)	784,642	39,828,428
Matson Inc.	784,642	46,921,592
		86,750,020
Road & Rail — 50.6%
Avis Budget Group Inc.(a)(b)	1,054,533	43,594,394
CSX Corp.	889,143	76,248,458
JB Hunt Transport Services Inc.	763,898	102,866,505
Kansas City Southern	757,252	153,472,263
Landstar System Inc.	764,613	106,587,052
Norfolk Southern Corp.	760,439	179,935,076
Ryder System Inc.	784,642	49,110,743
Union Pacific Corp.	384,435	75,914,379
		787,728,870
Total Common Stocks — 99.7%
(Cost: $1,482,948,549)		1,551,460,933
Security	Shares	Value

Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	23,668,534	$23,682,735
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,070,000	4,070,000
		27,752,735
Total Short-Term Investments — 1.8%
(Cost: $27,741,484)		27,752,735

Total Investments in Securities — 101.5%
(Cost: $1,510,690,033)		1,579,213,668

Other Assets, Less Liabilities — (1.5)%		(23,287,505)
Net Assets — 100.0%		$1,555,926,163

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,459,460	$—		$(1,760,381	)(a)	$(4,244)	$(12,100)	$23,682,735	23,668,534	$154,175	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	988,000	3,082,000	(a)	—		—	—	4,070,000	4,070,000	1,321		—
						$(4,244)	$(12,100)	$27,752,735		$155,496		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Transportation Average ETF
January 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	26	03/19/21	$2,214	$(108,895)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,551,460,933	$—	$—	$1,551,460,933
Money Market Funds	27,752,735	—	—	27,752,735
	$1,579,213,668	$—	$—	$1,579,213,668
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(108,895)	$—	$—	$(108,895)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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